Mining interests	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Mining interests	Mining interests

Mining Properties
	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
(in millions of U.S. dollars)
COST
As at December 31, 2021	1,745.9	261.0	1,362.3	118.1	3,487.3
Additions	81.7	109.3	44.1	48.4	283.5
Disposals	(0.2)	—	(7.0)	—	(7.2)
Transfers(1)	78.9	(132.4)	130.9	(77.4)	—
As at December 31, 2022	1,906.3	237.9	1,530.3	89.1	3,763.6
Additions	45.0	147.9	17.1	100.2	310.2
Disposals	—	—	(9.0)	—	(9.0)
Transfers(2)	49.9	(18.6)	45.5	(76.8)	—
As at December 31, 2023	2,001.2	367.2	1,583.9	112.5	4,064.8
ACCUMULATED DEPRECIATION
As at December 31, 2021	1,005.7	—	693.7	—	1,699.4
Depreciation for the year	103.3	—	101.3	—	204.6
Disposals	(0.1)	—	(4.2)	—	(4.3)
As at December 31, 2022	1,108.9	—	790.8	—	1,899.7
Depreciation for the period	137.2	—	108.8	—	246.0
Disposals	—	—	(8.1)	—	(8.1)
As at December 31, 2023	1,246.1	—	891.5	—	2,137.6
CARRYING AMOUNT
As at December 31, 2022	797.4	237.9	739.5	89.1	1,863.9
As at December 31, 2023	755.1	367.2	692.4	112.5	1,927.2
1.In 2022, Non-depletable transfers of $132.4 million were made up of $84.8 million from the New Afton thickened and amended tailings facility and $47.6 million from the Rainy River Intrepid zone.
2.In 2023, Non-depletable transfers consisted of $18.6 million from the Rainy River Intrepid zone.
Carrying amount by property as at December 31, 2023

	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
(in millions of U.S. dollars)
MINING INTEREST BY SITE
New Afton	373.5	359.9	275.2	23.7	1,032.3
Rainy River	381.6	6.2	413.8	88.8	890.4
Other(1)	—	1.1	3.4	—	4.5
Carrying amount	755.1	367.2	692.4	112.5	1,927.2
1.Other includes corporate balances.
Carrying amount by property as at December 31, 2022

	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
(in millions of U.S. dollars)
MINING INTEREST BY SITE
New Afton	402.8	230.9	271.5	17.2	922.4
Rainy River	394.6	5.9	466.9	71.9	939.3
Other(1)	—	1.1	1.1	—	2.2
Carrying amount	797.4	237.9	739.5	89.1	1,863.9
1.Other includes corporate balances.